Private Placement (Details) - GRAF INDUSTRIAL CORP. - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Aggregate price per share	$ 11.50	$ 11.50	$ 11.50
Private Placement
Number of warrants issued	14,150,605	14,150,605	14,150,605
Aggregate price per share	$ 0.50	$ 0.50	$ 0.50
Aggregate purchase price	$ 7,080	$ 7,080	$ 7,080